Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Shipping and handling costs	$ 450	$ 524	$ 523
Aggregate net foreign currency transaction	$ (256)	$ (352)	$ 567
Hong Kong, Dollars
Summary of Significant Accounting Policies (Details) [Line Items]
Exchange rate	7.7904	7.7904	7.7904
China, Yuan Renminbi
Summary of Significant Accounting Policies (Details) [Line Items]
Exchange rate	6.8806	6.3924	6.4819